Segmented Financial Information - Assets By Segment (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Assets	$ 3,408,096	$ 5,914,083
Operating segments | Canada
Disclosure of operating segments [line items]
Assets	1,646,412	3,484,123
Operating segments | U.S.
Disclosure of operating segments [line items]
Assets	1,737,533	2,403,310
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	$ 24,151	$ 26,650